Note 15 - IncomeTax (Detail) - Effective Income tax rate reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense using combined statutory rate of 26.5% (2011 - 28%, 2010 - 31%)	$ 16,227	$ 21,158	$ 23,909
Permanent differences	3,327	4,554	2,933
Tax effect of flow through entities	(3,663)	(3,462)	(2,768)
Goodwill or other investment impairment charge	676	874
Impact of changes in foreign exchange rates	1,546	(679)	(1,426)
Adjustments to tax liabilities for prior periods	721	940	1,499
Effects of changes in enacted tax rates	(14)	52	2,049
Changes in liability for unrecognized tax benefits	352	(342)	(5,881)
Stock-based compensation	128	(386)	(39)
Foreign state and provincial tax rate differential	(1,122)	(1,763)	(3,829)
Other taxes	93	1,992	1,024
Change in valuation allowances	2,033	(49,745)	11,757
Provision for (recovery of) income taxes as reported	$ 20,304	$ (26,807)	$ 29,228